THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
JUNE 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK** — 97.3%

	Shares	Value
Communication Services — 0.9%
Cardlytics *	7,973	$557,950

Consumer Discretionary — 18.1%
Callaway Golf	123,581	2,163,903
Chegg *	14,494	974,866
Clarus	28,928	334,986
Dick’s Sporting Goods	28,535	1,177,354
Eldorado Resorts *	48,832	1,956,210
Extended Stay America	40,248	450,375
Five Below *	5,568	595,275
frontdoor *	20,556	911,247
Papa John’s International	7,871	625,036
Pool	1,211	329,235
Veoneer *	40,139	429,086
Visteon *	12,153	832,481
Winnebago Industries	13,911	926,751

		11,706,805

Consumer Staples — 1.5%
Freshpet *	7,757	648,950
Inter Parfums	6,545	315,142

		964,092

Financials — 5.2%
Essent Group	14,549	527,692
Evercore, Cl A	6,790	400,067
First Foundation	24,751	404,431
Palomar Holdings *	17,718	1,519,496
Seacoast Banking Corp of Florida *	25,072	511,469

		3,363,155

Health Care — 31.9%
Argenx ADR *	5,294	1,192,368
Axsome Therapeutics *	7,208	593,074
Biohaven Pharmaceutical Holding *	19,046	1,392,453
Bridgebio Pharma *	17,631	574,947
Deciphera Pharmaceuticals *	15,260	911,327
Esperion Therapeutics *	10,795	553,891
Exact Sciences *	6,825	593,366
Global Blood Therapeutics *	12,077	762,421
Guardant Health *	5,143	417,252
Horizon Therapeutics PLC *	16,700	928,186
Immunomedics *	31,703	1,123,554
Inspire Medical Systems *	3,976	345,992
Insulet *	2,588	502,745
Iovance Biotherapeutics *	27,173	745,899
Krystal Biotech *	12,677	525,081
Livongo Health *	16,447	1,236,650

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
JUNE 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Health Care — continued
MyoKardia *	9,439	$911,996
NeoGenomics *	26,534	822,023
Novocure *	13,288	787,978
Penumbra *	2,450	438,109
Repligen *	9,943	1,229,054
Sarepta Therapeutics *	4,070	652,584
Silk Road Medical *	15,084	631,869
Teladoc Health *	5,234	998,857
Turning Point Therapeutics *	10,187	657,978
Twist Bioscience *	14,073	637,507
uniQure *	11,061	498,409

		20,665,570

Industrials — 13.4%
Kornit Digital *	54,431	2,905,527
Lincoln Electric Holdings	7,271	612,509
Proto Labs *	6,728	756,698
SkyWest	30,165	983,982
TFI International	49,693	1,761,617
Trex *	12,799	1,664,766

		8,685,099

Information Technology — 22.7%
Alteryx, Cl A *	4,376	718,889
CACI International, Cl A *	8,216	1,781,886
Coupa Software *	3,914	1,084,335
Elastic *	14,307	1,319,248
Everbridge *	3,482	481,770
Five9 *	7,614	842,641
Inphi *	2,483	291,753
Lattice Semiconductor *	95,188	2,702,387
ManTech International, Cl A	9,000	616,410
Medallia *	30,184	761,844
Monolithic Power Systems	11,014	2,610,318
Smartsheet, Cl A *	12,728	648,110
Switch, Cl A	34,918	622,239
Upland Software *	6,576	228,582

		14,710,412

Real Estate — 3.6%
Hudson Pacific Properties ‡	18,266	459,573
Innovative Industrial Properties, Cl A ‡	8,369	736,639
Physicians Realty Trust ‡	37,942	664,744
Terreno Realty ‡	9,145	481,393

		2,342,349

Total Common Stock
(Cost $44,002,557)		62,995,432

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
JUNE 30, 2020 (Unaudited)

EXCHANGE TRADED FUND — 0.7%

	Shares	Value
iShares Russell 2000 ETF	2,932	$419,804

Total Exchange-Traded Fund
(Cost $416,415)		419,804

Total Investments - 98.0%
(Cost $44,418,972)		$63,415,236

Percentages are based on Net Assets of $64,729,254.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

As of June 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NIC-QH-001-0300